Investments (Transfers In And Out Of Each Of The Valuation Levels Of Fair Values) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member]
Transfers In And Out Of Each Of The Valuation Levels Of Fair Values Of Investments[Line Items]
Transfers In	$ 0	$ 54	$ 0
Transfers Out	0	(4,848)	0
Transfers Net	0	(4,794)	0
Level 2 [Member]
Transfers In And Out Of Each Of The Valuation Levels Of Fair Values Of Investments[Line Items]
Transfers In	51,886	18,836	149,258
Transfers Out	0	(54)	(53,430)
Transfers Net	51,886	18,782	95,828
Level 3 [Member]
Transfers In And Out Of Each Of The Valuation Levels Of Fair Values Of Investments[Line Items]
Transfers In	0	0	53,430
Transfers Out	(51,886)	(13,988)	(149,258)
Transfers Net	$ (51,886)	$ (13,988)	$ (95,828)